Income Taxes (Tables)	11 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Reconciliation of Expected Tax Computed at U.S. Statutory Federal Income Tax Rate to Total Benefit for Income Taxes
A reconciliation of the expected tax computed at the U.S. statutory federal income tax rate to the total benefit for income taxes is shown below:

	Eleven Months Ended December 31, 2021	For the period January 7, 2021 (inception) through January 31, 2021
Income tax benefit at federal statutory rate	21.0%	21.0%
State taxes, net of federal benefit	1.0%	5.1%
162m limitations	(13.4)%	0.0%
Stock compensation	(3.3)%	0.0%
Change in valuation allowance	(5.3)%	(26.1)%

Income tax provision (benefit)	0.0%	0.0%

Schedule of Deferred Tax Assets and Liabilities
Significant components of the Company’s deferred tax assets and liabilities were as follows:

	December 31, 2021	January 31, 2021
Deferred tax assets:
Net operating loss carryforwards	$6,711,946	$434
Share-based compensation	1,457,280	—
Accruals and other temporary differences	67,294	836

Gross deferred tax assets	8,236,520	1,270
Property and equipment, net	(574)	(361)
Valuation allowance	(8,235,946)	(909)

Net deferred tax assets	$—	$—